Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Life (Details)	Dec. 31, 2025
Electronic Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Electronic Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Software | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Software | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years